Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net are comprised of:

	At December 31, 2013	At December 31, 2012
Land	97,360	100,651
Buildings and land improvements	1,431,113	1,256,803
Transfer devices	118,562	120,293
Operating machinery and equipment .	2,723,923	2,837,073
Transportation equipment and vehicles	905,871	895,215
Tools, furniture, fixtures and other	57,137	38,221

	5,333,966	5,248,256
Less: accumulated depreciation	(2,151,401)	(1,943,719)

Operating property, plant and equipment, net	3,182,565	3,304,537
Mining plant and equipment	384,805	432,536
Less: accumulated depletion	(77,590)	(78,491)

Mining plant and equipment, net	307,215	354,045
Construction-in-progress	3,346,466	3,519,784

Property, plant and equipment, net	6,836,246	7,178,366

Included within construction-in-progress are advances to suppliers of equipment of $62,435 and $71,140 as of December 31, 2013 and 2012, respectively. During the years ended December 31, 2013 and 2012, the Group incurred interest expenses of $969,813 and $892,815, respectively, of which interest capitalized in the cost of property, plant and equipment was $227,771 and $240,150, respectively. The depreciation charge amounted to $393,693 and $382,698 for the years ended December 31, 2013 and 2012, respectively.

Mining plant and equipment, net included mining construction in progress in the amount of $152,075 and $181,838 as of December 31, 2013 and 2012, respectively.

Construction-in-progress includes costs of acquisition of property, plant and equipment and may include the capitalized costs necessary to deliver the asset to its intended location and prepare it for its productive use. The internally developed assets at construction-in-progress stage may also include material, direct labor costs, and allocable material and manufacturing overhead costs clearly related to the construction.

Property, plant and equipment, net also includes capitalized costs related to the Elga project (construction-in-progress, mining plant and equipment and operating property, plant and equipment). The amount of capitalized costs related to the Elga project (coal deposit complex, railroad, bridges, roads, etc.) were $2,515,707 and 2,500,102 as of December 31, 2013 and 2012, respectively.

The Group decided to abandon and dispose of certain production equipment as a result of changes in its production strategy. For the year ended December 31, 2013, the loss resulting from write-off of equipment amounted to $17,829 out of which $16,933 and $896 related to the Mining and Steel segments, respectively. For the year ended December 31, 2012, the loss resulting from the write-off of equipment amounted to $10,048, out of which $7,289, $2,163, $590, $6 related to the Mining, Steel, Ferroalloy and Energy segments, respectively.

According to the results of the impairment analysis of long-lived assets, no impairment loss for the year ended December 31, 2013 was recognized (Note 23), and an impairment loss of $238,144 was recognized for the year ended December 31, 2012.